Award Timing Disclosure		12 Months Ended
		Dec. 31, 2025	Jun. 20, 2025 USD ($) shares $ / shares
Awards Close in Time to MNPI Disclosures [Table]
Award Timing MNPI Disclosure [Text Block]		Our Compensation Committee reviews and approves annual equity award grants to our executive officers. In doing so, our Compensation Committee takes into account the presence of any material nonpublic information concerning our Company when approving awards of options, and we do not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
Award Timing, How MNPI Considered [Text Block]		we do not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation
MNPI Disclosure Timed for Compensation Value [Flag]		false
Awards Close in Time to MNPI Disclosures, Table

The following table sets forth information regarding stock options issued to our named executive officers during the fiscal year ended December 31, 2025 during any period beginning four business days before and ending one business day after the filing of a Form 10-K or Form 10-Q or the filing or furnishing of a Form 8-K that contains material non-public information.

Name	Grant date	Number of securities underlying the award	Exercise price of the award per share ($/Sh)(1)	Grant date fair value of the award ($)	Percentage change in the
closing market price of the
securities underlying the
award between the trading
day ending immediately
prior to the disclosure
of material nonpublic
information and the trading
day beginning immediately
following the disclosure
					of material nonpublic information(2)
Ilya Rachman	06/20/2025	340,000	2.24	592,584	0%
Gabriel Morris	06/20/2025	340,000	2.24	592,584	0%

(1)	The exercise price of the option was determined following the close of market on June 20, 2025.
(2)	The Company filed a Current Report on Form 8-K on June 23, 2025 to disclose the voting results of its 2025 Annual Meeting of Stockholders. The percentage change in the closing market price of the Company’s common stock between the trading day ending immediately prior to the filing of the June 23, 2025 Form 8-K and the trading day beginning immediately following the filing of the June 23, 2025 Form 8-K was 0%.

Ilya Rachman [Member]
Awards Close in Time to MNPI Disclosures [Table]
Name			Ilya Rachman
Number of securities underlying the award | shares			340,000
Exercise price of the award per share | $ / shares	[1]		$ 2.24
Grant date fair value of the award | $			$ 592,584
Percentage change in the closing market price of the securities underlying the award between the trading day ending immediately prior to the disclosure of material nonpublic information and the trading day beginning immediately following the disclosure of material nonpublic information	[2]		0
Gabriel Morris [Member]
Awards Close in Time to MNPI Disclosures [Table]
Name			Gabriel Morris
Number of securities underlying the award | shares			340,000
Exercise price of the award per share | $ / shares	[1]		$ 2.24
Grant date fair value of the award | $			$ 592,584
Percentage change in the closing market price of the securities underlying the award between the trading day ending immediately prior to the disclosure of material nonpublic information and the trading day beginning immediately following the disclosure of material nonpublic information	[2]		0

[1]	The exercise price of the option was determined following the close of market on June 20, 2025.
[2]	The Company filed a Current Report on Form 8-K on June 23, 2025 to disclose the voting results of its 2025 Annual Meeting of Stockholders. The percentage change in the closing market price of the Company’s common stock between the trading day ending immediately prior to the filing of the June 23, 2025 Form 8-K and the trading day beginning immediately following the filing of the June 23, 2025 Form 8-K was 0%.